DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2018 shares
Document Information [Line Items]
Entity Registrant Name	BROOKFIELD ASSET MANAGEMENT INC.
Entity Central Index Key	0001001085
Current Fiscal Year End Date	--06-30
Entity Filer Category	Large Accelerated Filer
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Class A Limited Voting Shares [Member]
Document Information [Line Items]
Number of shares outstanding	957,397,177
Class B Limited Voting Shares [Member]
Document Information [Line Items]
Number of shares outstanding	85,120